Earnings Per Share	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Earnings Per Share
12.	EARNINGS PER SHARE

Earnings per share are calculated by dividing income attributable to the Group´s shareholders by the weighted average number of outstanding common shares during the period. As the Group does not have preferred shares or debt convertible into shares, basic earnings are equal to diluted earnings per share.

	12/31/2018	12/31/2017
Income attributable to shareholders of the group	(3,028,003)	(754,370)
Weighted average of ordinary shares (thousands)	456,722	392,832
Income per share	(6,63)	(1,92)